Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Schedule of Other Assets
The detail of other assets as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2017	December 31, 2016
Prepaid expenses	$587	$479
Servicing assets:
SBA servicing asset	893	779
Mortgage servicing asset	907	1,307
Net receivable due from SBA	45	236
Unrealized gains on interest rate swap agreements	1,407	1,204
Prepaid insurance	1,633	1,514
Other	886	377
Total other assets	$6,358	$5,896